long-term debt	12 Months Ended
Dec. 31, 2025
long-term debt
long-term debt
26	long-term debt

(a)Details of long-term debt

As at December 31 (millions)	Note	2025	2024
Senior unsecured
TELUS Corporation senior notes	(b)	$18,191	$22,077
TELUS Corporation commercial paper	(c)	952	1,404
Other	(e)	295	—
TELUS Communications Inc. debentures	(f)	—	200
Junior unsecured
TELUS Corporation junior subordinated notes	(g)	7,250	—
Secured
TELUS International (Cda) Inc. credit facility	(h)	—	1,703
Other	(i)	537	588
		27,225	25,972
Lease liabilities	(j)	3,314	2,882
Long-term debt		$30,539	$28,854
Current		$3,102	$3,246
Non-current		27,437	25,608
Long-term debt		$30,539	$28,854

(b)TELUS Corporation senior notes

The notes are senior unsecured and unsubordinated obligations, ranking equally with all of our existing and future unsecured unsubordinated obligations, are senior in right of payment to all of our existing and future subordinated indebtedness, and are effectively subordinated to all existing and future obligations of, or guaranteed by, our subsidiaries. The notes’ indentures contain covenants that, among other things, limit our ability, and that of certain of our subsidiaries, to: grant security in respect of indebtedness; enter into sale-leaseback transactions; and incur new indebtedness.

Interest is payable semi-annually. Upon a change in control triggering event, as defined in the supplemental trust indenture, we must offer to repurchase the notes at a price equal to 101% of their principal amount plus accrued and unpaid interest to the repurchase date.

Notes issued before September 2023 are redeemable at our option, in whole at any time, or in part from time to time, on not fewer than 30 days’ and not more than 60 days’ prior notice before their respective maturity dates; for notes issued subsequent to August 2023, the notice period is not fewer than 10 days’ and not more than 60 days’ prior notice. On or after the respective redemption present value spread cessation dates set out in the table below, notes issued before September 2023 are redeemable at our option, in whole but not in part, on not fewer than 30 days’ and not more than 60 days’ prior notice, at redemption prices equal to 100% of their principal amounts; for notes issued subsequent to August 2023, the notice period is not fewer than 10 days’ and not more than 60 days’ prior notice. Accrued and unpaid interest, if any, will be paid to the date fixed for redemption.

														Redemption present
								Principal face amount						value spread
						Effective					Outstanding at
			Issue			interest		Originally			financial			Basis	Cessation
TELUS Corporation senior note series	Issued	Maturity	price			rate [1]		issued			statement date			points [2]	date
3.75% Notes, Series CQ	September 2014	January 2025		$997.75		3.78%			$800	million	$	NIL		38.5	Oct. 17, 2024
3.75% Notes, Series CV	December 2015	March 2026 [3]		$992.14		3.84%			$600	million		$600	million	53.5	Dec. 10, 2025
2.75% Notes, Series CZ	July 2019	July 2026		$998.73		2.77%			$800	million		$800	million	33	May 8, 2026
2.80% U.S. Dollar Notes [4]	September 2016	February 2027	US$	991.89		2.89%		US$	600	million	US$	600	million	20	Nov. 16, 2026
3.70% U.S. Dollar Notes [4]	March 2017	September 2027	US$	998.95		3.71%		US$	500	million	US$	500	million	20	June 15, 2027
2.35% Notes, Series CAC	May 2020	January 2028		$997.25		2.39%			$600	million		$600	million	48	Nov. 27, 2027
3.625% Notes, Series CX	March 2018	March 2028		$989.49		3.75%			$600	million		$600	million	37	Dec. 1, 2027
4.80% Notes, Series CAO	February 2024	December 2028		$998.95		4.83%			$700	million		$700	million	28	Nov. 15, 2028
3.30% Notes, Series CY	April 2019	May 2029		$991.75		3.40%			$1.0	billion		$1.0	billion	43.5	Feb. 2, 2029
5.00% Notes, Series CAI	September 2022	September 2029		$995.69		5.07%			$350	million		$350	million	46.5	July 13, 2029
3.15% Notes, Series CAA	December 2019	February 2030		$996.49		3.19%			$600	million		$600	million	39.5	Nov. 19, 2029
5.60% Notes, Series CAM	September 2023	September 2030		$998.85		5.62%			$500	million		$500	million	46	July 9, 2030
2.05% Notes, Series CAD	October 2020	October 2030		$997.93		2.07%			$500	million		$500	million	38	July 7, 2030
4.95% Notes, Series CAP	February 2024	February 2031		$997.07		5.00%			$600	million		$600	million	34.5	Dec. 18, 2030
4.65% Notes, Series CAQ	August 2024	August 2031		$999.11		4.66%			$700	million		$700	million	38.5	June 13, 2031
2.85% Sustainability-Linked Notes, Series CAF	June 2021	November 2031		$997.52		2.88	% [5]		$750	million		$750	million	34	Aug. 13, 2031
3.40% U.S. Dollar Sustainability-Linked Notes [4]	February 2022	May 2032	US$	997.13		3.43	% [5]	US$	900	million	US$	900	million	25	Feb. 13, 2032
5.25% Sustainability-Linked Notes, Series CAG	September 2022	November 2032		$996.73		5.29	% [5]		$1.1	billion		$1.1	billion	51.5	Aug. 15, 2032
4.95% Sustainability-Linked Notes, Series CAJ	March 2023	March 2033		$998.28		4.97	% [5]		$500	million		$500	million	54.5	Dec. 28, 2032
5.75% Sustainability-Linked Notes, Series CAK	September 2023	September 2033		$997.82		5.78	% [5]		$850	million		$850	million	52	June 8, 2033
5.10% Sustainability-Linked Notes, Series CAN	February 2024	February 2034		$996.44		5.15	% [5]		$500	million		$500	million	38.5	Nov. 15, 2033
4.40% Notes, Series CL	April 2013	April 2043		$997.68		4.41%			$600	million		$129	million [7]	47	Oct. 1, 2042
5.15% Notes, Series CN	November 2013	November 2043		$995.00		5.18%			$400	million		$400	million	50	May 26, 2043
4.85% Notes, Series CP	Multiple [6]	April 2044		$987.91	[6]	4.93	% [6]		$500	million [6]		$900	million [6]	46	Oct. 5, 2043
4.75% Notes, Series CR	September 2014	January 2045		$992.91		4.80%			$400	million		$400	million	51.5	July 17, 2044
4.40% Notes, Series CU	March 2015	January 2046		$999.72		4.40%			$500	million		$60	million [7]	60.5	July 29, 2045
4.70% Notes, Series CW	Multiple [8]	March 2048		$998.06	[8]	4.71	% [8]		$325	million [8]		$89	million [7,8]	58.5	Sept. 6, 2047
4.60% U.S. Dollar Notes [4]	June 2018	November 2048	US$	987.60		4.68%		US$	750	million	US$	561	million [7]	25	May 16, 2048
4.30% U.S. Dollar Notes [4]	May 2019	June 2049	US$	990.48		4.36%		US$	500	million	US$	371	million [7]	25	Dec. 15, 2048
3.95% Notes, Series CAB	Multiple [9]	February 2050		$997.54	[9]	3.97	% [9]		$400	million [9]		$73	million [7,9]	57.5	Aug. 16, 2049
4.10% Notes, Series CAE	April 2021	April 2051		$994.70		4.13%			$500	million		$49	million [7]	53	Oct. 5, 2050
5.65% Notes, Series CAH	September 2022	September 2052		$996.13		5.68%			$550	million		$550	million	61.5	Mar. 13, 2052
5.95% Notes, Series CAL	September 2023	September 2053		$992.67		6.00%			$400	million		$400	million	61.5	Mar. 8, 2053

1

The effective interest rate represents the yield the notes would provide to an initial debt holder if held to maturity and, in respect of sustainability-linked notes, if no trigger events or MFN step-ups occur.

2

For Canadian dollar-denominated notes, the redemption price is the greater of (i) the present value of the notes discounted at the Government of Canada yield plus the redemption present value spread calculated over the period to the cessation date, or (ii) 100% of the principal amount thereof.

For U.S. dollar-denominated notes, the redemption price is the greater of (i) the present value of the notes discounted at the U.S. Adjusted Treasury Rate (at the U.S. Treasury Rate for the 3.40% U.S. Dollar Sustainability-Linked Notes) plus the redemption present value spread calculated over the period to the cessation date, or (ii) 100% of the principal amount thereof.

3	On December 16, 2025, we exercised our right to, and did, early redeem, on January 16, 2026, all of our 3.75% Notes, Series CV.
4

We have entered into foreign exchange derivatives (cross currency interest rate exchange agreements) that effectively convert the principal payments and interest obligations to Canadian dollar obligations as follows:

		Canadian dollar
	Interest rate	equivalent		Exchange
TELUS Corporation senior note series	fixed at	principal		rate
2.80% U.S. Dollar Notes	2.95%	$792	million	$1.3205
3.70% U.S. Dollar Notes	3.41%	$667	million	$1.3348
3.40% U.S. Dollar Sustainability-Linked Notes	3.89%	$1.1	billion	$1.2753
4.60% U.S. Dollar Notes	4.41%	$728	million	$1.2985
4.30% U.S. Dollar Notes	4.27%	$498	million	$1.3435

5

If we have not obtained a sustainability performance target verification assurance certificate for the fiscal year ending December 31, 2030, the sustainability-linked notes will incur increased interest rates from the trigger date through to their individual maturities. The interest rate on certain sustainability-linked notes may also increase (MFN step-up) if we fail to meet additional sustainability and/or environmental, social or governance targets specified in a sustainability-linked bond; the interest rate on these notes, however, in no event can exceed the initial rate by more than the combined MFN step-up and trigger event limit, whether as a result of not obtaining a sustainability performance target verification assurance certificate and/or any targets provided for in one or more future sustainability-linked bonds. Similarly, if we redeem any sustainability-linked notes without having obtained a sustainability performance target verification assurance certificate at the end of the fiscal year immediately preceding the redemption date, any interest accrued will be determined using the following rates:

	Sustainability performance target verification assurance certificate			Aggregate	Redemption
			Post-trigger	MFN step‑up	interest accrual
			event	and trigger	rate if certificate
TELUS Corporation senior note series	Fiscal year	Trigger date	interest rate	event limit	not obtained
2.85% Sustainability-Linked Notes, Series CAF	2030	Nov. 14, 2030	3.85%	N/A	3.85%
3.40% U.S. Dollar Sustainability-Linked Notes	2030	Nov. 14, 2030	4.40%	1.50%	4.40%
5.25% Sustainability-Linked Notes, Series CAG	2030	Nov. 15, 2030	6.00%	1.50%	6.00%
4.95% Sustainability-Linked Notes, Series CAJ	2030	Mar. 28, 2031	5.70%	1.50%	5.70%
5.75% Sustainability-Linked Notes, Series CAK	2030	Apr. 30, 2031	6.35%	1.20%	6.35%
5.10% Sustainability-Linked Notes, Series CAN	2030	Feb. 15, 2031	5.60%	1.00%	5.60%

6

$500 million of 4.85% Notes, Series CP were issued in April 2014 at an issue price of $998.74 and an effective interest rate of 4.86%. This series of notes was reopened in December 2015 and a further $400 million of notes were issued at an issue price of $974.38 and an effective interest rate of 5.02%.

7	In the year ended December 31, 2025, we acquired TELUS Corporation senior notes pursuant to our June 2025 and December 2025 tender offers, as set out in the following table.

		Tender offer principal face amount acquired (millions)
TELUS Corporation senior note series	Maturity	June 2025		Dec. 2025	Total
4.40% Notes, Series CL	April 2043		—	$471		$471
4.40% Notes, Series CU	Jan. 2046		$267	$173		$440
4.70% Notes, Series CW	Mar. 2048		—	$386		$386
4.60% U.S. Dollar Notes	Nov. 2048	US$	189	—	US$	189
4.30% U.S. Dollar Notes	June 2049	US$	129	—	US$	129
3.95% Notes, Series CAB	Feb. 2050		$695	$32		$727
4.10% Notes, Series CAE	April 2051		$422	$29		$451

8

$325 million of 4.70% Notes, Series CW were issued in March 2017 at an issue price of $990.65 and an effective interest rate of 4.76%. This series of notes was reopened in February 2018 and a further $150 million of notes were issued in March 2018 at an issue price of $1,014.11 and an effective interest rate of 4.61%.

9

$400 million of 3.95% Notes, Series CAB were issued in December 2019 at an issue price of $991.54 and an effective interest rate of 4.00%. This series of notes was reopened in May 2020 and a further $400 million of notes were issued at an issue price of $1,003.53 and an effective interest rate of 3.93%.

(c)TELUS Corporation commercial paper

TELUS Corporation has an unsecured commercial paper program, backstopped by our $2.75 billion revolving syndicated credit facility (see (d)), which is used for general corporate purposes, including capital expenditures and investments. Subject to conditions related to debt ratings, this program allows us to issue commercial paper up to a maximum aggregate equivalent amount at any one time of $2.1 billion (US$1.5 billion maximum). We use foreign currency forward contracts to manage currency risk arising from U.S. dollar-denominated commercial paper. Although commercial paper debt matures within one year, we classify it as a current portion of long-term debt as these amounts are supported by the revolving credit facility and we expect that they will continue to be supported by the revolving credit facility, which has no repayment requirements within the next year. As at December 31, 2025, we had $1.0 billion (2024 - $1.4 billion) of commercial paper outstanding, all of which was denominated in U.S. dollars (US$0.7 billion; 2024 - US$1.0 billion), with an effective average interest rate of 4.8%, maturing through May 2026.

(d)	TELUS Corporation credit facilities

As at December 31, 2025, TELUS Corporation had a $2.75 billion unsecured revolving syndicated bank credit facility, expiring on August 21, 2030 (2024 - July 14, 2028), with a syndicate of financial institutions, which is used for general corporate purposes, including the backstopping of commercial paper.

During the three-month period ended June 30, 2025, TELUS Corporation had an unsecured non-revolving $600 million (or US$ equivalent) bank credit facility with a financial institution that was to be used for general corporate purposes. We drew $574 million (US$415 million) on the credit facility during the three-month period ended June 30, 2025, all of which was repaid in the same period; in accordance with its non-revolving nature, the credit facility was subsequently terminated in June 2025.

The TELUS Corporation credit facilities incur interest at prime rate, U.S. Dollar Base Rate, Canadian Overnight Repo Rate Average (CORRA) or term secured overnight financing rate (SOFR) (as such terms are used or defined in the credit facilities), plus applicable margins. The credit facilities include customary representations, warranties and covenants, including two financial quarter-end ratio tests: our leverage ratio must not exceed 4.25:1.00; and our operating cash flow to interest expense ratio must not be less than 2.00:1.00, all as defined in the credit facilities.

TELUS Corporation’s continued access to these credit facilities does not depend upon TELUS Corporation maintaining a specific credit rating.

As at December 31 (millions)	2025	2024
Net available	$1,798	$1,346
Backstop of commercial paper	952	1,404
Gross available revolving $2.75 billion bank credit facility	$2,750	$2,750

As at December 31, 2025, we had letters of credit outstanding of $67 million (2024 – $62 million), issued under various uncommitted facilities. These letter of credit facilities are in addition to our ability to provide letters of credit under our committed revolving bank credit facility.

(e)	Other (unsecured)

As at December 31, 2025, other (unsecured) included preferred shares issued by a wholly owned subsidiary to a private equity investor, in connection with the acquisition of Workplace Options, as set out in Note 18(b), and IFRS Accounting Standards require that these financial instruments be accounted for as financial liabilities. The preferred shares were unsubordinated obligations, were senior in right of payment to all of our existing and future subordinated indebtedness, and were effectively subordinated to all existing and future obligations of, or guaranteed by, our subsidiaries.

As at December 31, 2025, $274 million (2024 – $NIL) of preferred shares had been issued, all of which were denominated in U.S. dollars (US$200 million; 2024 – US$NIL), with a cumulative quarterly dividend (accounted for as interest) payable in cash or, at our quarterly option, through dividend reinvestment in the same series of preferred shares.

The preferred shares were redeemable, in whole but not in part, at our option and, after May 13, 2030, also at the holder’s option. Change in control events, as defined in the preferred investment agreement, may also have required redemption of the preferred shares. The redemption price was generally equal to a multiple of invested capital. Any accrued and un-reinvested interest would have been included in determining the redemption amount.

Subsequent to December 31, 2025, the preferred shares were exchanged for a US$200 million promissory note, which is senior in right of payment to all of our existing and future subordinated indebtedness, and is effectively subordinated to all existing and future obligations of, or guaranteed by, our subsidiaries.

The promissory note is redeemable, in whole but not in part, at our option and, after May 13, 2030, also at the holder’s option. Change in control events, as defined in the preferred investment agreement, may also require redemption of the promissory note. The redemption price is generally equal to a multiple of invested principal. Any accrued interest would be included in determining the redemption amount.

(f)	TELUS Communications Inc. debentures

The 8.80% Series B Debentures were issued in September 1995 for $200 million at a price of $995.10 by AGT Limited (a predecessor corporation of TELUS Communications Inc.), and were governed by a Trust Indenture dated August 24, 1994, and a supplemental trust indenture dated September 22, 1995. Interest was payable semi-annually. Before their maturity in September 2025, we could have redeemed these debentures at our option, in whole at any time, or in part from time to time, on not fewer than 30 days’ prior notice. The redemption price would have been the greater of (i) the present value of the debentures discounted at the Government of Canada yield plus a 15 basis point redemption present value spread, or (ii) 100% of the principal amount. Any accrued and unpaid interest would have been paid to the redemption date.

These debentures became obligations of TELUS Communications Inc. pursuant to an amalgamation on January 1, 2001, were not secured and were governed by certain covenants, including a negative pledge and a limitation on additional debt issuance, subject to a debt to capitalization ratio and an interest coverage test. TELUS Corporation had guaranteed the payment of the debentures’ principal and interest since June 12, 2009.

(g)	TELUS Corporation junior subordinated notes

The notes are direct unsecured obligations, are subordinated to all existing and future senior indebtedness, and are effectively subordinated to all existing and future indebtedness and obligations of, or guaranteed by, our subsidiaries. For purposes of calculating leverage ratios, only one-half of the principal is included as debt in the initial post-issuance decade.

Interest is payable semi-annually and has a fixed rate reset at the interest payment date coinciding with the cessation date of the no-call period and every five years thereafter. Upon a rating event, as defined in the supplemental trust indenture, we must offer to repurchase the notes at a price equal to 102% of their principal amount plus accrued and unpaid interest to the repurchase date.

After the initial no-call period, the notes are redeemable at our option, in whole at any time, or in part from time to time, on not fewer than 10 days’ and not more than 60 days’ prior notice, on any interest payment date (prior to elapsing of the initial no-call periods, the notes are redeemable, on not fewer than 10 days’ and not more than 90 days’ prior notice, on each note’s unique first rate reset date) at redemption prices equal to 100% of their principal amounts. Accrued and unpaid interest, if any, will be paid to the date fixed for redemption.

						Principal face amount
											Outstanding
						Initial effective		Originally			at financial			No-call period	Rate reset
TELUS Corporation junior subordinated note series	Issued	Maturity	Issue price			interest rate [1]		issued			statement date			cessation date	minimum [2]
6.25% Fixed-to-Fixed Rate, Series CAR	Multiple [3]	July 2055		$1,006.41	[3]	6.09	% [3]		$1.1 billion	[3]		$1.5 billion	[3]	July 21, 2030	6.25%
6.75% Fixed-to-Fixed Rate, Series CAS	Multiple [4]	July 2055		$1,020.45	[4]	6.46	% [4]		$500 million	[4]		$925 million	[4]	July 21, 2035	6.75%
U.S. Dollar 6.625% Fixed-to-Fixed Rate, Series A 5	June 2025	Oct. 2055	US$	1,000.00		6.625%		US$	700 million		US$	700 million		Oct. 15, 2030	6.625%
U.S. Dollar 7.000% Fixed-to-Fixed Rate, Series B [5]	June 2025	Oct. 2055	US$	1,000.00		7.000%		US$	800 million		US$	800 million		Oct. 15, 2035	7.000%
U.S. Dollar 6.375% Fixed-to-Fixed Rate, Series C [5]	Dec. 2025	June 2056	US$	1,000.00		6.375%		US$	800 million		US$	800 million		June 9, 2031	6.375%
U.S. Dollar 6.625% Fixed-to-Fixed Rate, Series D [5]	Dec. 2025	June 2056	US$	1,000.00		6.625%		US$	700 million		US$	700 million		June 9, 2036	6.625%
5.375% Fixed-to-Fixed Rate, Series CAT	Dec. 2025	June 2056		$1,000.00		5.375%			$400 million			$400 million		June 9, 2031	5.375%
5.875% Fixed-to-Fixed Rate, Series CAU	Dec. 2025	June 2056		$1,000.00		5.875%			$400 million			$400 million		June 9, 2036	5.875%

1	The effective interest rate represents the minimum yield the notes would provide to an initial debt holder if held to maturity.
2

For the Series CAR, Series CAS, Series CAT and Series CAU Notes, the rate reset is based upon a spread to the Five Year Government of Canada Bond Yield at the rate reset date, but is subject to a rate reset minimum.

For the U.S. Dollar 6.625% Fixed-to-Fixed Rate, Series A, U.S. Dollar 7.000% Fixed-to-Fixed Rate, Series B, U.S. Dollar 6.375% Fixed-to-Fixed Rate, Series C and U.S. Dollar 6.625% Fixed-to-Fixed Rate, Series D Notes, the rate reset is based upon a spread to Five-Year U.S. Treasury Rate at the rate reset date, but is subject to a reset minimum.

3

$1.1 billion of 6.25% Fixed-to-Fixed Rate, Series CAR Notes were issued in April 2025 at an issue price of $999.65 and an initial effective interest rate of 6.25%. This series of notes was reopened in June 2025 and a further $375 million of notes were issued at an issue price of $1,026.25 and an initial effective interest rate of 5.61%.

4

$500 million of 6.75% Fixed-to-Fixed Rate, Series CAS Notes were issued in April 2025 at an issue price of $999.59 and an initial effective interest rate of 6.75%. This series of notes was reopened in June 2025 and a further $425 million of notes were issued at an issue price of $1,045.00 and an initial effective interest rate of 6.13%.

5

We have entered into foreign exchange derivatives (cross currency interest rate exchange agreements) that, during the first no-call periods, effectively convert the principal payments and interest obligations to Canadian dollar obligations as follows:

	First no-call period interest	Canadian dollar equivalent
TELUS Corporation junior subordinated note series	rate fixed at	principal	Exchange rate
U.S. Dollar 6.625% Fixed-to-Fixed Rate, Series A	5.79%	$1.0 billion	$1.3743
U.S. Dollar 7.000% Fixed-to-Fixed Rate, Series B	6.42%	$1.1 billion	$1.3743
U.S. Dollar 6.375% Fixed-to-Fixed Rate, Series C	5.64%	$1.1 billion	$1.3957
U.S. Dollar 6.625% Fixed-to-Fixed Rate, Series D	6.07%	$1.0 billion	$1.3955

(h)	TELUS International (Cda) Inc. credit facility

As at December 31, 2024, TELUS International (Cda) Inc. had a credit facility, secured by its assets, which was to expire on January 3, 2028, with a syndicate of financial institutions, including TELUS Corporation; during the three-month period ended September 30, 2025, the credit facility was repaid. The facility was comprised of US$800 million in revolving components and US$1.2 billion in amortizing term loan components, with TELUS Corporation as approximately 7.2% lender in both components. The facility was non-recourse to TELUS Corporation.

The term loan components were subject to amortization schedules which required that a minimum of 5% of the principal advanced be repaid each year of the term of the agreement, with the balance due at maturity.

	Revolving		Term loan
As at December 31 (millions)	components		components [1]		Total
2024
Available	US$	611	US$	—	US$	611
Outstanding
Due to other		175		1,017		1,192
Due to TELUS Corporation		14		78		92
	US$	800	US$	1,095	US$	1,895

1

Relative to amounts owed to the syndicate of financial institutions, excluding TELUS Corporation, we had entered into foreign exchange derivatives (cross currency interest rate exchange agreements) that effectively would have converted an amortizing amount of U.S. dollar-denominated principal payments and associated interest obligations to European euro obligations with an effective fixed interest rate of 2.6% and an effective fixed exchange rate of US$1.088:€1.00 on the principal amount; the initial notional amount of these foreign exchange derivatives was US$448. These had been accounted for as a net investment hedge in a foreign operation (see Note 4). Upon repayment of the credit facility, the hedging relationships became ineffective and hedge accounting was discontinued.

(i)	Other (secured)

Other liabilities incur interest at 4.4%, are secured by the AWS-4 spectrum licences associated with these other liabilities, and are subject to amortization schedules, so that the principal is repaid over the periods to maturity, the last period ending March 31, 2035.

(j)	Lease liabilities

Lease liabilities are subject to amortization schedules, so that the principal is repaid over various periods, which include reasonably expected renewals. The weighted average interest rate on lease liabilities was approximately 5.1% as at December 31, 2025.

(k)	Long-term debt maturities

Anticipated requirements for long-term debt repayments, calculated for long-term debt owed as at December 31, 2025, are as follows:

Composite long-term debt denominated in	Canadian dollars			U.S. dollars					Other currencies
	Long-term			Long-term
	debt,			debt,		Currency swap agreement
	excluding	Leases [1]		excluding	Leases	amounts to be exchanged			Leases
Years ending December 31 (millions)	leases	(Note 19)	Total	leases	(Note 19)	(Receive) [2]	Pay	Total	(Note 19)	Total
2026	$1,450	$580	$2,030	$952	$38	$(952)	$966	$1,004	$60	$3,094
2027	52	528	580	1,508	32	(1,507)	1,459	1,492	50	2,122
2028	1,955	416	2,371	—	33	—	—	33	40	2,444
2029	1,408	277	1,685	—	37	—	—	37	32	1,754
2030	1,655	162	1,817	274	38	(959)	962	315	20	2,152
2031-2035	5,262	372	5,634	1,234	32	(2,330)	2,247	1,183	61	6,878
Thereafter	6,270	499	6,769	5,389	—	(1,278)	1,227	5,338	3	12,110
Future cash outflows in respect of composite long-term debt principal repayments	18,052	2,834	20,886	9,357	210	(7,026)	6,861	9,402	266	30,554
Future cash outflows in respect of associated interest and like carrying costs [3]	11,965	683	12,648	10,154	80	(5,877)	5,655	10,012	84	22,744
Undiscounted contractual maturities (Note 4(c))	$30,017	$3,517	$33,534	$19,511	$290	$(12,903)	$12,516	$19,414	$350	$53,298

1

As set out in Note 3, we may issue new debt to replace existing debt with different characteristics. Subsequent to December 31, 2025, as part of managing our capital structure, using a portion of cash provided from long-term debt (with different characteristics) issued for the repayment of indebtedness and for general corporate purposes in the year ended December 31, 2025, we chose to replace, and discretionarily prepay, $732 of lease principal, which would have the effect of bringing forward lease principal payments of $221, $154, $85 and $17, from 2027, 2028, 2029 and 2030, respectively, to 2026.

2

Where applicable, cash flows reflect foreign exchange rates as at December 31, 2025. Maturities and gross cash flows for the TELUS Corporation junior subordinated notes reflect the initial fixed rate reset date.

3

Future cash outflows in respect of associated interest and like carrying costs for sustainability-linked notes, commercial paper, amounts drawn under our credit facilities (if any), other (unsecured) and junior subordinated notes have been calculated based upon the rates in effect as at December 31, 2025.